Discontinued Operations - Schedule of Revenue and Pretax Loss Reported in Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Revenue	$ 130,871	$ 80,655
Gain on sale of discontinued operations	5,340
Loss before income taxes	(85,943)	(113,098)
Gain (loss) from discontinued operations	$ (80,603)	$ (113,618)